Revenue and other income	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Revenue and other income	Revenue and other income
The revenue recognition accounting principles used to prepare the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2023 are identical to those used for the year ended December 31, 2022.

Application of IFRS 15 to the license and collaboration agreement and clinical supply agreement with LianBio

In May 2021, the Company executed a license arrangement with LianBio, pursuant to which LianBio received an exclusive right to develop and commercialize NBTXR3 in China and other east Asian countries. the Company remains responsible for the manufacturing of the licensed products. The Company is not required to transfer manufacturing know-how, unless the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's requirements for licensed products in a given calendar year. Pursuant to the agreement, the parties will collaborate on the development of NBTRX3 and LianBio will participate in global Phase 3 registrational studies, for several indications, by enrolling patients in China.

The Company received in June 2021 a non-refundable upfront payment of $20 million. In addition, the Company may receive up to $205 million potential additional payments upon the achievement of certain development and sales milestones, as well as tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories. The Company is also entitled to receive payments for development and commercial vials ordered by LianBio and supplied by the Company.

The license to commercialize a product candidate, ongoing transfer of unspecified know-how related to development and commercialization and the supply services (for commercial products) are in the scope of IFRS 15, as they are an output of the Company’s ordinary activities. For IFRS 15 purpose, it was determined that the license is not distinct from the commercial manufacturing services because the customer cannot benefit from the license without the manufacturing services and such services are not available from third party-contract manufacturers. Accordingly, the license and commercial manufacturing services are treated as one single performance obligation which is recognized as manufacturing services are performed. Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized as revenue when manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by LianBio.
The $20 million upfront payment received in June 2021 has been recognized as a Contract Liability and will be recognized as revenue over the term of the arrangement, as manufacturing services (for commercial products) are provided.

The execution of development efforts leading to the regulatory marketing approvals are treated as a collaboration arrangement outside of the scope of IFRS 15. If any R&D cost incurred is eligible for partial reimbursement by Lianbio, the corresponding recharge is recognized as Other Income, as well as the supply of products necessary to conduct the clinical trials. The related income is recognized respectively when the products will be delivered to Lianbio and when the eligible costs are incurred by LianBio.

On May 9, 2022, the Company signed the clinical supply agreement with LianBio as defined in the license, development, and commercialization agreement This agreement provides for the supply by the Company to LianBio of vials of NBTXR3 and Cetuximab products for clinical trial development activities. For the period ended June 30, 2023, the Company billed the delivery of NBTXR3 and Cetuximab vials to LianBio amounting to €217 thousand, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration).
As of June 30, 2023, the Company signed a global trial collaboration agreement (or “GTCA”) with LianBio in connection with the License Agreement signed on May 11, 2021. As contemplated by the LianBio License Agreement, LianBio shall participate in the global registrational Phase 3 trial “HNSCC 312” conducted by Nanobiotix, with regards to NANORAY-312 trials conducted within the licensed territories. According to the GTCA, LianBio is responsible for all internal and external costs incurred in connection with the study in the licensee territories as well as all external costs and expenses incurred by or on behalf of the Company for the global study that are generally applicable to both the licensee territories study with respect to the patients enrolled within the enrollment commitment and the portion of the global study conducted outside of the licensee territories. Recharge of related costs to LianBio cumulated since 2021, has started to be invoiced by the Company during the first half of 2023: the recharge invoice billed to LianBio amounting to €1.3 million as of June 30, 2023, has been recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration).

Grants and Subsidies

Since its creation, the Company has received, because of its innovative approach to nanomedicine, certain grants and subsidies from the French State or French public authorities. These grants and subsidies are intended to finance its general or specified activities. Grants are recognized as income as the related expenses are incurred, provided there is reasonable assurance that the Company will comply with the conditions attaching to them and that the grants will be received.

Research tax credit

The research tax credit ("CIR") is granted to companies by the French government to encourage them to conduct technical and scientific research. Companies that can prove that they have incurred expenses that meet the required criteria (research expenses located in France or, since January 1, 2005, in the European Community or in another country that is a party to the Agreement on the European Economic Area and that has entered into a tax treaty with France containing an administrative assistance clause) are entitled to a tax credit which, in principle, can be offset against the corporate income tax due for the fiscal year in which the expenses were incurred and for the three following years. Any unused portion of the tax credit is then reimbursed by the Treasury. In the particular case where the Company qualifies as a small and medium-sized enterprise (SME), the Company may request immediate reimbursement of the balance of the tax credit without application of the three-year period.

The Company has benefited from the research tax credit since its creation. This financing is recorded under "Other income" in the year in which the corresponding expenses were incurred. The portion of the financing related to capitalized expenses is deducted in the balance sheet from the capitalized expenses and in the income statement from the amortization charges of these expenses.
Detail of revenue and other income

The following table summarizes the Company’s revenue and other income per category for the six-month period ended June 30, 2023 and 2022:

	For the six-month period ended June 30,
(in thousands of euros)	2023	2022
Services	—	—
Other sales	—	—
Total revenue	—	—
Research tax credit	1,604	1,053
Subsidies	202	111
Other Income	1,487	165
Total other income	3,293	1,329
Total revenue and other income	3,293	1,329

Research tax credit
Research tax credit increased from €1,053 thousand in 2022 to €1,604 thousand in 2023 due mainly to an increase of research and development expenses, and to the inclusion of additional eligible expenses from contract research organizations for clinical trials, mainly related to the 312 study.

Subsidies
Besides, “Subsidies” in the other income included €150 thousand recognized as revenue, in connection with the Bpifrance Deep Tech Funding granted to Curadigm SAS for the half-year ended June 30, 2023, as compared to €92 thousand for the half-year ended June 30, 2022.

Other income
At last, Other income includes the recharge of NANORAY-312 trials costs conducted within the territories of LianBio. in connection with the GTCA signed as of June 30, 2023 (see Note 4.1). The Company has started to invoice LianBio during the first half of 2023, amounting to €1.3 million as of June 30, 2023. The Company shall invoice LianBio for shared costs on a quarterly basis.
Other income also includes income for supply services, provided in connection with the clinical supply agreement signed in May 2022 with LianBio (see Note 4.1), amounting to €217 thousand for the half-year ended June 30, 2023, as compared to €160 thousand for the half-year ended June 30, 2022. The Company shall supply LianBio with NBTXR3 product for the purpose of the development of licensed products in LianBio’s territory.